Asset retirement obligations (Tables)	12 Months Ended
Dec. 31, 2024
Asset retirement obligations
Summary of reconciliation of changes in Vermilion's asset retirement obligations

The following table reconciles the change in Vermilion’s asset retirement obligations:

	2024	2023
Balance at January 1	1,159,063	1,087,757
Additional obligations recognized	5,431	60,012
Dispositions	—	(151,566)
Changes in estimated abandonment timing and costs	(32,606)	1,159
Obligations settled	(55,334)	(56,966)
Accretion	74,541	78,187
Changes in rates	55,081	133,575
Foreign exchange	18,542	6,905
Balance at December 31	1,224,718	1,159,063

Schedule of risk free rates used to discount the obligations

The country-specific risk-free rates used as inputs to discount the obligations were as follows:

	Dec 31, 2024	Dec 31, 2023
Canada	3.2%	3.0%
United States	4.8%	4.2%
France	3.7%	3.0%
Netherlands	2.7%	2.1%
Germany	2.6%	2.3%
Ireland	2.8%	2.7%
Australia	4.6%	4.0%
Central and Eastern Europe	4.7%	4.4%